Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Loss
Net loss	$ (42,544)	$ (198,686)	$ (2,808,086)
Other comprehensive income/ (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	0	110	466
Actuarial gains	0	0	50
Other comprehensive income	0	110	516
Comprehensive loss	(42,544)	(198,576)	(2,807,570)
Less: comprehensive income attributable to non-controlling interests	0	0	(39,090)
Comprehensive loss attributable to DryShips Inc.	$ (42,544)	$ (198,576)	$ (2,846,660)